Average Annual Total Returns - FidelityAdvisorDiversifiedStockFund-OPRO - FidelityAdvisorDiversifiedStockFund-OPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2022
Fidelity Advisor Diversified Stock Fund - Class O | Return Before Taxes
Average Annual Return:
Past 1 year	28.50%
Past 5 years	18.87%
Past 10 years	16.70%
Fidelity Advisor Diversified Stock Fund - Class O | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.51%
Past 5 years	16.33%
Past 10 years	14.85%
Fidelity Advisor Diversified Stock Fund - Class O | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.48%
Past 5 years	14.65%
Past 10 years	13.57%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%